OPERATING SEGMENTS AND GEOGRAPHIC INFORMATION - Assets And Liabilities Employed By Segment (Details) - CAD ($) $ in Millions	Mar. 31, 2022	Mar. 31, 2021
Disclosure of operating segments [line items]
Assets	$ 9,578.8	$ 8,748.4
Liabilities	5,492.2	5,535.6
Operating segments | Civil Aviation
Disclosure of operating segments [line items]
Assets	5,269.6	4,847.5
Liabilities	1,012.7	1,039.4
Operating segments | Defense and Security
Disclosure of operating segments [line items]
Assets	3,163.1	1,561.9
Liabilities	824.8	540.5
Operating segments | Healthcare
Disclosure of operating segments [line items]
Assets	269.2	250.2
Liabilities	64.9	159.3
Unallocated amounts
Disclosure of operating segments [line items]
Assets	876.9	2,088.8
Liabilities	$ 3,589.8	$ 3,796.4